Schedule of investments
Delaware Mid Cap Value Fund	January 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.26%
Basic Industry — 7.92%
Axalta Coating Systems †	17,350	$468,276
Berry Global Group †	22,351	1,103,469
Celanese	5,900	720,685
Crown Holdings †	8,300	748,245
Graphic Packaging Holding	63,350	992,061
Huntsman	48,200	1,273,444
Newmont	8,300	494,680
		5,800,860
Business Services — 1.65%
Brink's	10,850	739,211
ManpowerGroup	5,300	468,732
		1,207,943
Capital Spending — 9.97%
AECOM †	17,700	886,770
Allison Transmission Holdings	12,150	494,505
AMETEK	4,200	475,692
Gates Industrial †	37,150	524,558
ITT	17,800	1,329,838
KBR	40,800	1,185,240
Oshkosh	6,800	622,812
Quanta Services	17,100	1,205,037
United Rentals †	2,400	583,224
		7,307,676
Consumer Cyclical — 5.48%
Aptiv	6,700	895,120
DR Horton	14,950	1,148,160
Johnson Controls International	16,818	837,873
Stanley Black & Decker	6,550	1,136,359
		4,017,512
Consumer Services — 9.32%
AutoZone †	500	559,185
Cable One	340	680,000
Darden Restaurants	7,050	824,074
Dollar Tree †	6,700	681,122
Hasbro	6,300	591,066
Marriott International Class A	10,470	1,217,766
Polaris	1,559	181,889
PVH †	3,250	277,095
Ross Stores	4,900	545,321
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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Services (continued)
VF	8,550	$657,238
ViacomCBS Class B	12,600	611,100
		6,825,856
Consumer Staples — 3.18%
Campbell Soup	7,100	341,581
Conagra Brands	16,050	555,330
Kellogg	8,500	500,990
Tyson Foods Class A	6,950	446,955
US Foods Holding †	15,650	484,993
		2,329,849
Energy — 4.17%
Cabot Oil & Gas	32,700	599,391
Hess	25,350	1,368,393
Marathon Oil	92,150	667,166
Valero Energy	7,400	417,582
		3,052,532
Financial Services — 19.69%
Affiliated Managers Group	5,400	595,026
Allstate	10,050	1,077,159
American Financial Group	11,150	1,049,661
Assurant	5,800	785,726
East West Bancorp	32,100	1,924,074
Globe Life	7,975	720,860
Hancock Whitney	23,600	805,704
Hartford Financial Services Group	21,750	1,044,435
KeyCorp	71,850	1,211,391
Raymond James Financial	13,500	1,349,055
Reinsurance Group of America	7,050	740,603
Signature Bank	5,500	908,545
Synchrony Financial	37,250	1,253,462
Synovus Financial	25,900	963,480
		14,429,181
Healthcare — 6.33%
AmerisourceBergen	6,750	703,350
Quest Diagnostics	7,250	936,338
Service Corp. International	11,950	602,639
STERIS	4,100	767,151
Syneos Health †	7,500	557,625
Zimmer Biomet Holdings	6,950	1,068,006
		4,635,109
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(Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts — 7.83%
Apartment Income REIT †	22,427	$869,495
Brandywine Realty Trust	47,900	526,900
Host Hotels & Resorts	33,300	451,215
Kimco Realty	42,800	706,628
Life Storage	11,925	972,841
MGM Growth Properties Class A	25,400	791,210
Outfront Media	30,300	552,369
VEREIT	24,550	864,897
		5,735,555
Technology — 13.93%
Agilent Technologies	9,450	1,135,606
Avnet	18,400	649,704
Ciena †	13,900	742,121
Citrix Systems	2,150	286,617
Fiserv †	3,850	395,357
Flex †	58,650	1,034,586
Keysight Technologies †	7,725	1,093,783
ON Semiconductor †	18,750	646,687
Qorvo †	5,400	922,752
Synopsys †	5,850	1,494,382
Teradyne	13,200	1,497,936
Western Digital	5,400	304,722
		10,204,253
Transportation — 3.14%
CSX	4,150	355,883
JB Hunt Transport Services	3,950	531,907
Kirby †	9,500	482,220
Southwest Airlines	21,200	931,528
		2,301,538
Utilities — 6.65%
CMS Energy	15,300	870,264
Edison International	10,400	604,864
MDU Resources Group	19,200	504,768
NRG Energy	20,200	836,482
Public Service Enterprise Group	17,950	1,012,919
WEC Energy Group	6,400	568,960
Xcel Energy	7,400	473,526
		4,871,783
Total Common Stock (cost $58,561,066)		72,719,647

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 1.19%
Money Market Mutual Funds — 1.19%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	218,414	$218,414
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	218,415	218,415
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	218,415	218,415
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	218,415	218,415
Total Short-Term Investments (cost $873,659)		873,659
Total Value of Securities—100.45% (cost $59,434,725)		73,593,306

Liabilities Net of Receivables and Other Assets—(0.45%)		(326,894)
Net Assets Applicable to 11,179,137 Shares Outstanding—100.00%		$73,266,412
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs
REIT – Real Estate Investment Trust
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